FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Composition of consolidated financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Financial assets Book value	R$ 12,284,429	R$ 13,158,583
Financial assets Fair value	12,284,429	13,158,583
Financial liabilities Book value	13,821,602	15,929,592
Fair value of financial liabilities	13,830,792	15,933,941
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	3,381,328	4,050,338
Current financial assets Fair value	3,381,328	4,050,338
Investments pledged as collateral | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	76,934	81,486
Noncurrent financial assets Fair value	76,934	81,486
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	8,304,382	8,588,466
Noncurrent financial assets Book value	426,252	273,888
Current financial assets Fair value	8,304,382	8,588,466
Noncurrent financial assets Fair value	426,252	273,888
Derivative financial instruments | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value		2,480
Current financial assets Fair value		2,480
Derivative financial instruments | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	69,065	85,163
Noncurrent financial assets Book value	26,468	76,762
Current financial assets Fair value	69,065	85,163
Noncurrent financial assets Fair value	26,468	76,762
Trade accounts payable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	7,642,782	7,447,100
Current financial liabilities Fair value	7,642,782	7,447,100
Loans and financing | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,076,451	1,316,034
Noncurrent financial liabilities Book value	817,908	1,353,582
Current financial liabilities Fair value	1,135,732	1,463,609
Noncurrent financial liabilities Fair value	796,481	1,291,974
Loans and financing | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	263,754	304,921
Noncurrent financial liabilities Book value	341,728	520,421
Current financial liabilities Fair value	263,754	304,921
Noncurrent financial liabilities Fair value	341,728	520,421
Debentures | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	82,840	1,412,174
Noncurrent financial liabilities Book value	3,049,949	3,068,243
Current financial liabilities Fair value	237,144	1,532,427
Noncurrent financial liabilities Fair value	2,866,981	2,866,372
Debentures | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	41,121	312
Noncurrent financial liabilities Book value		40,010
Current financial liabilities Fair value	41,121	312
Noncurrent financial liabilities Fair value		40,010
Derivative financial instruments | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	16,316	4,504
Current financial liabilities Fair value	16,316	4,504
Derivative financial instruments | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	222	735
Noncurrent financial liabilities Book value	22,845	15,412
Current financial liabilities Fair value	222	735
Noncurrent financial liabilities Fair value	22,845	15,412
Contingent consideration | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	465,686	446,144
Noncurrent financial liabilities Fair value	R$ 465,686	R$ 446,144